Unpaid Losses and Loss Adjustment Expenses - Loss Duration (FY) (Details)	Dec. 31, 2022
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	35.70%
Year 2	22.80%
Year 3	17.50%
Year 4	9.70%
Year 5	7.70%
Year 6	3.50%
Year 7	1.70%
Year 8	0.80%
Year 9	0.40%
Year 10, and onwards	0.20%
Commercial Lines
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	34.40%
Year 2	23.00%
Year 3	17.70%
Year 4	10.00%
Year 5	8.00%
Year 6	3.60%
Year 7	1.80%
Year 8	0.80%
Year 9	0.40%
Year 10, and onwards	0.30%
Personal Lines
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	69.40%
Year 2	16.60%
Year 3	10.10%
Year 4	2.60%
Year 5	0.90%
Year 6	0.20%
Year 7	0.10%
Year 8	0.10%
Year 9	0.00%
Year 10, and onwards	0.00%